Bank Borrowing - Schedule of Components of Bank Borrowing (Details)		Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Components of Bank Borrowing [Line Items]
Total		$ 8,130,873	$ 1,045,113	$ 9,000,000
Less: bank borrowing – current		(913,024)	(117,357)	(861,449)
Bank borrowing – non-current		7,217,849	927,756	8,138,551
The Bank of East Asia Limited [Member]
Schedule of Components of Bank Borrowing [Line Items]
Total	[1]	$ 8,130,873	$ 1,045,113	$ 9,000,000

[1]	On March 16, 2023, Ctrl Media borrowed a non-revolving term loan of HK$9.0 million (US$1.1 million) as working capital for ten years at an annual interest rate of 3.4% which is 2.5% below the prime lending rate for Hong Kong under the loan agreement with The Bank of East Asia signed on March 7, 2023. According to the repayment schedule, the principal amount is repayable by 120 unequal monthly instalments and started to repay on March 16, 2023. All amounts (including any remaining balance of principal, accrued interest and any other sums) outstanding on March 16, 2033 shall be fully repaid on that day. The loan was secured by 1) personal guarantees of Mr. Shum Tsz Chung and 2) the SME Financing Guarantee Scheme operated by HKMC Insurance Limited.